Land-Use Rights, Net	12 Months Ended
Dec. 31, 2024
Land-Use Rights, Net [Abstract]
LAND-USE RIGHTS, NET

NOTE 8 — LAND-USE RIGHTS, NET

Land-use rights, net, consisted of the following:

	As of	As of
	December 31,	December 31,
	2024	2023
Land-use rights	$2,394,453	$2,467,679
Less: accumulated amortization	(326,178)	(287,896)
Land-use rights, net	$2,068,275	$2,179,783

As of December 31, 2024, 2023, 2022, the Company amortized approximately $47,499, $49,443, and $64,025 of Land-use rights respectively, leaving a balance of $ 2,068,275, $2,179,783, and $2,289,089 approximately, respectively.

Estimated future amortization expenses are as follows:

Amortization
expenses
Fiscal year 2025	47,889
Fiscal year 2026	47,889
Fiscal year 2027	47,889
Thereafter	1,924,608
Total	$2,068,275